Trade accounts receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Nov. 30, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Related parties	$ 801		$ 1,016
Total trade accounts receivables	223,740	$ 9,137	231,174
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivables	227,265		233,623
Related parties	801		1,016
Total trade accounts receivables	228,066		234,639
Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Total trade accounts receivables	$ (4,326)		$ (3,465)